EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Employees Including Officers Executive And Non-executive Directors
Pension contribution	$ 6,510	$ 2,622	$ 2,904